Share-Based Payment	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Share-Based Payment

NOTE 12. SHARE-BASED PAYMENT

We account for our share-based payment arrangements based on the fair value of the awards on their respective grant date, which may affect our ability to fully realize the value shown on our consolidated balance sheets of deferred tax assets associated with compensation expense. Full realization of these deferred tax assets requires stock options to be exercised at a price equaling or exceeding the sum of the exercise price plus the fair value of the options at the grant date. We record a valuation allowance when our future taxable income is not expected to be sufficient to recover the asset. Accordingly, there can be no assurance that the current stock price of our common shares will rise to levels sufficient to realize the entire tax benefit currently reflected on our consolidated balance sheets. However, to the extent we generate excess tax benefits (i.e., that additional tax benefits in excess of the deferred taxes associated with compensation expense previously recognized) the potential future impact on income would be reduced.

At December 31, 2011, we had various share-based payment arrangements, which we describe in the following discussion. The compensation cost recognized for those plans was included in operating expenses in our consolidated statements of income. The total income tax benefit recognized in the consolidated statements of income for share-based payment arrangements was $187 for 2011, compared to $196 for 2010 and $121 for 2009.

Under our various plans, senior and other management employees and nonemployee directors have received stock options, performance stock units, and other nonvested stock and stock units. Stock options issued through December 31, 2011, carry exercise prices equal to the market price of our stock at the date of grant. Prior to 2006, depending on the grant, stock options vesting could occur up to five years from the date of grant, with most options vesting ratably over three years. Stock options granted as part of a deferred compensation plan do not have a vesting period; since 2006, these are the only options issued by AT&T. We grant performance stock units, which are nonvested stock units, to key employees based upon our stock price at the date of grant and award them in the form of AT&T common stock and cash at the end of a three-year period, subject to the achievement of certain performance goals. We treat the cash portion of these awards as a liability. Other nonvested stock and stock units are valued at the market price of our common stock at the date of grant and vest typically over a two- to five-year period. As of December 31, 2011, we were authorized to issue up to 121 million shares of common stock (in addition to shares that may be issued upon exercise of outstanding options or upon vesting of performance stock units or other nonvested stock units) to officers, employees and directors pursuant to these various plans.

The compensation cost that we have charged against income for our share-based payment arrangements was as follows:

	2011	2010	2009
Performance stock units	$392	$421	$289
Restricted stock	91	85	21
Stock options	6	6	8
Other	-	1	(2)
Total	$489	$513	$316

The estimated fair value of the options when granted is amortized to expense over the options' vesting or required service period. The fair value for these options, for the indicated years ended, was estimated at the date of grant based on the expected life of the option and historical exercise experience, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2011	2010	2009
Risk-free interest rate	2.91%	3.06%	3.17%
Dividend yield	5.96%	6.61%	6.82%
Expected volatility factor	14.74%	15.75%	19.65%
Expected option life in years	7.00	7.00	7.00

A summary of option activity as of December 31, 2011, and changes during the year then ended, is presented below (shares in millions):

Options	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value[1]
Outstanding at January 1, 2011	130	$34.60	1.69	$150
Granted	2	28.90
Exercised	(9)	26.24
Forfeited or expired	(57)	40.37
Outstanding at December 31, 2011	66	30.62	1.99	148
Exercisable at December 31, 2011	64	$30.68	1.72	$145
[1]	Aggregate intrinsic value includes only those options with intrinsic value (options where the exercise price is below the market price).

The weighted-average fair value of each option granted during the period was $1.57 for 2011, compared to $1.34 for 2010 and $1.84 for 2009. The total intrinsic value of options exercised during 2011 was $40, compared to $13 for 2010, and $5 for 2009.

It is our policy to satisfy share option exercises using our treasury shares. The actual excess tax benefit realized for the tax deductions from option exercises from these arrangements was $2 for 2011, compared to $0 for 2010 and $0 for 2009.

A summary of the status of our nonvested stock units, which includes performance stock units as of December 31, 2011, and changes during the year then ended is presented as follows (shares in millions):

Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2011	29	$25.30
Granted	13	28.17
Vested	(14)	25.30
Forfeited	(1)	25.93
Nonvested at December 31, 2011	27	$26.53

As of December 31, 2011, there was $329 of total unrecognized compensation cost related to nonvested share-based payment arrangements granted. That cost is expected to be recognized over a weighted-average period of 1.88 years. The total fair value of shares vested during the year was $426 for 2011, compared to $331 for 2010 and $369 for 2009.